UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 21047
Dreyfus Fixed Income Securities
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2004-June 30, 2005

Item 1. Proxy Voting Record

========================== DREYFUS HIGH YIELD SHARES ===========================

PAXSON COMMUNICATIONS CORP.

Ticker:		PAX	Security ID:	704231604
Meeting Date: JUN 10, 2005			Meeting Type: Annual
Record Date:		APR 15, 2005

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director Dean M. Goodman		For	For	Management
1.2	Elect	Director W. Lawrence Patrick		For	For	Management
2	Ratify Auditors			For	For	Management

--------------------------------------------------------------------------------

TRUMP CASINO HOLDINGS LLC/ TRUMP CASINO FUNDING INC.

Ticker:		Security ID: 89816RAE7
Meeting Date: MAR 23, 2005		Meeting Type: Written Consent
Record Date: FEB 9, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Written Consent	For	Did Not	Management
Vote

=========================== DREYFUS MORTGAGE SHARES ============================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Fixed Income Securities
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 15, 2005